Offsets	Apr. 08, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Canadian National Railway Co
Form or Filing Type	F-10
File Number	333-278466
Initial Filing Date	Apr. 02, 2024
Fee Offset Claimed	$ 414,300.00
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Debt Securities
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,964,200,000.00
Termination / Withdrawal Statement	As the total filing fee required for this Registration Statement is U.S. $414,300, taking into consideration the total available offset of U.S. $437,515.92, no additional amount is paid herewith. A total of U.S. $23,215.92 relating to the registration fees originally paid for the 2024 Registration Statement is available to offset against future registration fees. The Registrant has terminated or completed any offerings that included the unsold securities under the 2024 Registration Statement, the 2022 Registration Statement, the 2020 Registration Statement and the 2018 Registration Statement (each as defined below).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Canadian National Railway Co
Form or Filing Type	F-10
File Number	333-278466
Filing Date	Apr. 02, 2024
Fee Paid with Fee Offset Source	$ 267,938.68
Offset Note	The Registrant previously paid U.S. $651,535.92 in registration fees (the Registrant transferred funds of U.S. 399,006.45 and used the available offsets for the remainder of the fee) with respect to the registration statement on Form F-10 (File No. 333-278466) initially filed on April 2, 2024 and declared effective on April 4, 2024 (the "2024 Registration Statement"), pertaining to the registration of U.S. $4,414,200,000 of debt securities, U.S. $437,515.92 of which remained unutilized (U.S. $138,137.82 of which was originally paid as part of the payment for the 2018 Registration Statement and U.S. $31,439.42 of which was originally paid as part of the payment for the 2020 Registration Statement) and therefore available to offset against future registration fees pursuant to Rule 457(p) under the Securities Act.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Canadian National Railway Co
Form or Filing Type	F-10
File Number	333-264684
Filing Date	May 05, 2022
Fee Paid with Fee Offset Source	$ 0.00
Offset Note	The Registrant previously paid U.S. $432,946.08 in registration fees (the Registrant used the available offsets from the 2018 Registration Statement and the 2020 Registration Statement for the fee, leaving a remainder of U.S. $14,253.39 in registration fees from the 2020 Registration Statement available for future offsets) with respect to the registration statement on Form F-10 (File No. 333-264684) initially filed on May 5, 2022 and declared effective on May 6, 2022 (the "2022 Registration Statement"), pertaining to the registration of U.S. $4,670,400,000 of debt securities, U.S. $238,276.08 of which remained unutilized (U.S. $205,710.81 of which was originally paid as part of the payment for the 2018 Registration Statement and U.S. $32,565.27 of which was originally paid as part of the payment for the 2020 Registration Statement) and therefore available to offset against future registration fees pursuant to Rule 457(p) under the Securities Act. Together with the U.S. $14,253.39 which was originally paid as part of the registration fees for the 2020 Registration Statement, a total of U.S. $46,818.66 relating to the registration fees originally paid for the 2020 Registration Statement is therefore available to offset against future registration fees.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Canadian National Railway Co
Form or Filing Type	F-10
File Number	333-236376
Filing Date	Feb. 11, 2020
Fee Paid with Fee Offset Source	$ 31,439.42
Offset Note	The Registrant previously paid U.S. $584,723.04 in registration fees (the Registrant transferred funds of U.S. $84,687.74 and used the available offset for the remainder of the fee) with respect to the registration statement on Form F-10 (File No. 333-236376) initially filed on February 11, 2020 and declared effective on February 19, 2020 (the "2020 Registration Statement"), pertaining to the registration of U.S. $4,504,800,000 of debt securities aggregate initial offering price of securities of the Registrant, U.S. $447,199.47 of which remained unutilized (U.S. $373,755.20 of which was originally paid as part of the payment of the 2018 Registration Statement filing fees) and was used to offset the total filing fee required from the 2022 Registration Statement and the 2024 Registration Statement.
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Canadian National Railway Co
Form or Filing Type	F-10
File Number	333-223014
Filing Date	Feb. 13, 2018
Fee Paid with Fee Offset Source	$ 138,137.82
Offset Note	The Registrant previously paid U.S. $592,744.50 in registration fees (the Registrant transferred funds of $432,039.50 and used the available offset for the remainder of the fee) with respect to the registration statement on Form F-10 (File No. 333-223014) initially filed on February 13, 2018 and declared effective on June 25, 2018, (the "2018 Registration Statement"), pertaining to the registration of U.S. $4,761,000,000 of debt securities, U.S. $373,775.20 of which remained unutilized and was used to offset the total filing fee required from the 2020 Registration Statement, the 2022 Registration Statement and the 2024 Registration Statement.